Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding, Beginning balance | shares	500,802	500,802
Number of options, Granted | shares	0	0		0
Number of options, Exercised | shares	(164)	(164)
Number of options, Forfeited/Cancelled | shares	(53,956)	(53,956)
Number of options, Outstanding, Ending balance | shares	446,682	446,682		500,802
Number of options, Vested and expected to vest, Ending balance | shares	445,592
Number of options, Exercisable, Ending balance | shares	404,322
Weighted average exercise price, Outstanding, Beginning balance	$ 41.56
Weighted average exercise price, Exercised	26.75
Weighted average exercise price, Forfeited	58.36
Weighted average exercise price, Outstanding, Ending balance	39.53		$ 41.56
Weighted average exercise price, Vested and expected to vest	39.47
Weighted average exercise price, Exercisable	40.38
Weighted average grant date fair value, Outstanding, Beginning balance	17.65
Weighted average grant date fair value, Outstanding, Granted					$ 16.89
Weighted average fair value per option exercised	10.31
Weighted average grant date fair value, Outstanding, Forfeited/Cancelled	11.36
Weighted average grant date fair value, Outstanding, Ending balance	18.34		$ 17.65
Weighted average grant date fair value, Vested or expected to vest	18.37
Weighted average grant date fair value, Exercisable	$ 19.04
Weighted average remaining contractual term	5 years 8 months 23 days	5 years 8 months 23 days		6 years 8 months 23 days
Weighted average remaining contractual term, Exercised	6 years 6 months	6 years 6 months
Weighted average remaining contractual term, Vested and expected to vest	5 years 8 months 26 days	5 years 8 months 26 days
Weighted average remaining contractual term, Exercisable	5 years 8 months 1 day	5 years 8 months 1 day
Aggregate intrinsic value of share options, Outstanding | $	$ 860		$ 46,250
Aggregate intrinsic value of options, Exercised	370	¥ 2,580		¥ 516,380		¥ 42,860
Aggregate intrinsic value of share options, Vested and expected to vest | $	860
Aggregate intrinsic value of share options, Exercisable | $	$ 860